Provision for Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net Operating loss carry forward	$ 1,884	$ 2,578	$ 1,445
Stock-based compensation	(58)	(27)	(18)
Other income (PPP loan forgiveness)		292
Fair Value of Warrant			(15)
Total Deferred tax asset	1,826	2,843	1,412
Less: Valuation allowance	(1,826)	(2,843)	(1,412)
Deferred tax asset. net of valuation allowance
Deferred tax liabilities
Net Deferred tax asset